                                   FORM 13F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20524

             Report of the Calendar Quarter Ending March 31, 2013

                   If amended report check here: __________

Name of Institutional Investment Manager:

Appleton Partners, Inc.   S.E.C. File Number 28-6694
-----------------------   --------------------------

Business Address:

One Post Office Square, FL 6   Boston MA    02109
----------------------------   ------ ----- -----
Street                         City   State Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President   (617) 338-0700
---------------------------------   --------------

ATTENTION -    Intentional misstatements of omissions of facts
               constitute Federal Criminal Violations. Sec 18
               U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of May 2013.

                                        Appleton Partners, Inc.
                                        ---------------------------------------
                                        (Name of Institutional Investment Mgr.)

                                        s/ Douglas C. Chamberlain
                                        ---------------------------------------
                                        By: Douglas C. Chamberlain

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   149
Form 13F Information Table Value Total:   321,160 thousands

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

     NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.   Form 13F file number   Name
---   --------------------   ----

Appleton Partners, Inc.
13F SEC APPRAISAL
31-Mar-13

                                                                                      Investment Discretion   Voting Authority
                                             Security               Market            Sole       Shared Other Sole   Shared None
Security                                     Type         Cusip     Value    Quantity (A)        (B)    (C)   (A)    (B)    (C)
-------------------------------------------  ------------ --------- -------- -------- ---------- ------ ----- ------ ------ ----
3-D SYS CORP DEL COM NEW                     COMMON STOCK 88554D205   494948   15352      X                     X
3M CO COM                                    COMMON STOCK 88579Y101   719293    6766      X                     X
ABBOTT LABS COM                              COMMON STOCK 002824100  1544473   43728      X                     X
ABBVIE INC. COM                              COMMON STOCK 00287Y109   977619   23973      X                     X
ACCENTURE PLC                                COMMON STOCK G1151C101   457339    6020      X                     X
AEGION CORP COM                              COMMON STOCK 00770F104   204785    8846      X                     X
AFLAC INC COM                                COMMON STOCK 001055102   553753   10645      X                     X
AGRIUM INC COM                               COMMON STOCK 008916108  3560212   36515      X                     X
AKAMAI TECHNOLOGIES COM                      COMMON STOCK 00971T101   330454    9356      X                     X
ALTRIA GROUP INC COM                         COMMON STOCK 02209S103   236294    6871      X                     X
AMERICAN TOWER CORPORATION NEW               COMMON STOCK 03027X100  6318747   82147      X                     X
AMGEN INC COM                                COMMON STOCK 031162100   455657    4445      X                     X
AMPHENOL CORP NEW CL A                       COMMON STOCK 032095101  1286742   17237      X                     X
ANSYS INC COM                                COMMON STOCK 03662Q105  5551623   68185      X                     X
APACHE CORP COM                              COMMON STOCK 037411105   206403    2675      X                     X
APPLE INC.                                   COMMON STOCK 037833100 13436059   30353      X                     X
APPLETON EQUITY GROWTH FUND                  MUTUAL FUNDS 038042107  4318301  448888      X                     X
AT&T INC COM                                 COMMON STOCK 00206R102  1612892   43960      X                     X
BABCOCK & WILCOX CO COM                      COMMON STOCK 05615F102  1202254   42318      X                     X
BAKER HUGHES INC COM                         COMMON STOCK 057224107   408733    8807      X                     X
BANK N S HALIFAX COM                         COMMON STOCK 064149107  2306443   39582      X                     X
BANK OF AMERICA CORP COM                     COMMON STOCK 060505104  3606900  296133      X                     X
BBH FD INC CORE SELE CL N                    MUTUAL FUNDS 05528X604  1435322   74756      X                     X
BERKSHIRE HATHAWAY INC CL A                  COMMON STOCK 084670108   312560       2      X                     X

                                                                                     Investment Discretion   Voting Authority
                                             Security               Market           Sole       Shared Other Sole   Shared None
Security                                     Type         Cusip     Value   Quantity (A)        (B)    (C)   (A)    (B)    (C)
-------------------------------------------  ------------ --------- ------- -------- ---------- ------ ----- ------ ------ ----
BERKSHIRE HATHAWAY INC CL B NEW              COMMON STOCK 084670702  649687    6235      X                     X
BHP BILLITON LTD SPONSORED ADR               COMMON STOCK 088606108 3378526   49372      X                     X
BOEING CO COM                                COMMON STOCK 097023105  257550    3000      X                     X
BORG WARNER INC COM                          COMMON STOCK 099724106 1524217   19708      X                     X
BRISTOL MYERS SQUIBB COM                     COMMON STOCK 110122108  939050   22798      X                     X
CABOT OIL & GAS CORP COM                     COMMON STOCK 127097103  275849    4080      X                     X
CAPITAL WORLD GRW&INCM CL F-1                MUTUAL FUNDS 140543406  230873    5867      X                     X
CARLISLE COS INC COM                         COMMON STOCK 142339100  332171    4900      X                     X
CATERPILLAR INC DEL COM                      COMMON STOCK 149123101 7340442   84402      X                     X
CELGENE CORP COM                             COMMON STOCK 151020104  314116    2710      X                     X
CERNER CORP COM                              COMMON STOCK 156782104 9430514   99541      X                     X
CHEVRONTEXACO CORP COM                       COMMON STOCK 166764100 1422038   11968      X                     X
CHURCH & DWIGHT INC COM                      COMMON STOCK 171340102 3302593   51100      X                     X
CISCO SYS INC COM                            COMMON STOCK 17275R102 1555403   74439      X                     X
CITIGROUP INC COM                            COMMON STOCK 172967424  213104    4817      X                     X
COCA COLA CO COM                             COMMON STOCK 191216100 1591516   39355      X                     X
COLGATE PALMOLIVE CO COM                     COMMON STOCK 194162103 2850779   24153      X                     X
CONOCOPHILLIPS COM                           COMMON STOCK 20825C104 1116237   18573      X                     X
CONSOLIDATED EDISON COM                      COMMON STOCK 209115104  970987   15910      X                     X
CONTINENTAL RES INC COM                      COMMON STOCK 212015101 1290389   14844      X                     X
CORE LABORATORIES N V COM                    COMMON STOCK N22717107 3070375   22262      X                     X
COSTCO WHSL CORP NEW COM                     COMMON STOCK 22160K105 5338606   50312      X                     X
CSX CORP COM                                 COMMON STOCK 126408103  259181   10523      X                     X
DEERE & CO COM                               COMMON STOCK 244199105  230770    2684      X                     X
DELAWARE GR DELCAP FD SMID CAP GROWTH        MUTUAL FUNDS 245906201  696330   23962      X                     X
DFA INVT DIMENSION GRP REAL ESTATE PT        MUTUAL FUNDS 233203835  203636    7201      X                     X
DIAMONDS TR UNIT SER 1                       COMMON STOCK 78467X109  236145    1625      X                     X
DISNEY WALT CO COM DISNEY                    COMMON STOCK 254687106  926124   16305      X                     X
DU PONT E I DE NEMOURS COM                   COMMON STOCK 263534109 2991435   60851      X                     X
DUKE ENERGY CORP NEW                         COMMON STOCK 26441C204  213342    2939      X                     X
DUNKIN BRANDS GRP INC COM                    COMMON STOCK 265504100 3882990  105290      X                     X
E M C CORP MASS COM                          COMMON STOCK 268648102 2957654  123803      X                     X
EATON VANCE MUT FDS TR TX MNG VAL FD         MUTUAL FUNDS 277923629  299262   14918      X                     X
ECOLAB INC COM                               COMMON STOCK 278865100 3498815   43637      X                     X

                                                                                      Investment Discretion   Voting Authority
                                             Security               Market            Sole       Shared Other Sole   Shared None
Security                                     Type         Cusip     Value    Quantity (A)        (B)    (C)   (A)    (B)    (C)
-------------------------------------------  ------------ --------- -------- -------- ---------- ------ ----- ------ ------ ----
EDWARDS LIFESCIENCES COM                     COMMON STOCK 28176E108  3705827   45105      X                     X
EOG RES INC COM                              COMMON STOCK 26875P101   794418    6203      X                     X
EXPRESS SCRIPTS HOLDING COMPANY              COMMON STOCK 30219G108  5595536   97111      X                     X
EXXON MOBIL CORP COM                         COMMON STOCK 30231G102 10939602  121403      X                     X
FASTENAL CO COM                              COMMON STOCK 311900104   955970   18624      X                     X
FEDERATED EQUITY FDS STRG VAL DV INST        MUTUAL FUNDS 314172560   633900  117172      X                     X
FEDERATED FX INCM SECS STRAT INC INST        MUTUAL FUNDS 31417P841   202304   21730      X                     X
FEDERATED WORLD INVT FED INTLD INST          MUTUAL FUNDS 31428U623   432686   15649      X                     X
FORUM FDS INC JORDAN OPPTY                   MUTUAL FUNDS 742935182   709758   50266      X                     X
FREEPORT-MCMORAN COP&G CL B                  COMMON STOCK 35671D857   660742   19962      X                     X
GENERAC HLDGS INC COM                        COMMON STOCK 368736104  1879558   53185      X                     X
GENERAL ELEC CO COM                          COMMON STOCK 369604103  4899475  211915      X                     X
GOLDMAN SACHS GROUP COM                      COMMON STOCK 38141G104  4957778   33692      X                     X
GOOGLE INC CL A                              COMMON STOCK 38259P508  3347502    4215      X                     X
GRAINGER W W INC COM                         COMMON STOCK 384802104   980013    4356      X                     X
HARTFORD FINL SVCS COM                       COMMON STOCK 416515104   282329   10943      X                     X
HARTFORD MUT FDS INC DIV & GWT CL I          MUTUAL FUNDS 416649606   258634   11424      X                     X
HEARTLAND GROUP INC VAL PLUS INSTL           MUTUAL FUNDS 422352849  1510322   46215      X                     X
HEINZ H J CO COM                             COMMON STOCK 423074103  1117439   15462      X                     X
HOME DEPOT INC COM                           COMMON STOCK 437076102  5715470   81907      X                     X
ILLINOIS TOOL WKS INC COM                    COMMON STOCK 452308109   291964    4791      X                     X
INTEL CORP COM                               COMMON STOCK 458140100  1073889   49182      X                     X
INTERNATIONAL BUS MACH COM                   COMMON STOCK 459200101  9460495   44353      X                     X
ISHARES TR NASDQ BIO INDX                    COMMON STOCK 464287556   674105    4215      X                     X
ISHARES TR S&P NA NAT RES                    COMMON STOCK 464287374   225163    5550      X                     X
J P MORGAN CHASE & CO COM                    COMMON STOCK 46625H100  7209554  151908      X                     X
JOHNSON & JOHNSON COM                        COMMON STOCK 478160104  5842358   71659      X                     X
KELLOGG CO COM                               COMMON STOCK 487836108   244190    3790      X                     X
KINDER MORGAN ENERGY UT LTD PARTNER          COMMON STOCK 494550106   217692    2425      X                     X
KRAFT FOODS GROUP INC COM                    COMMON STOCK 50076Q106  2882743   55943      X                     X
LEGG MASON GLOBAL ASST LM BW GW OPPTN A      MUTUAL FUNDS 524686383   185318   15893      X                     X
LEGG MASON PTNRS EQTY CBA EETY BUILD I       MUTUAL FUNDS 52469H594   519691   31213      X                     X
LINKEDIN CORP COM CL A                       COMMON STOCK 53578A108   669028    3800      X                     X
LOWES COS INC COM                            COMMON STOCK 548661107   216902    5720      X                     X

                                                                                     Investment Discretion   Voting Authority
                                             Security               Market           Sole       Shared Other Sole   Shared None
Security                                     Type         Cusip     Value   Quantity (A)        (B)    (C)   (A)    (B)    (C)
-------------------------------------------  ------------ --------- ------- -------- ---------- ------ ----- ------ ------ ----
MANAGERS AMG FDS YACKTMAN FOC SVC            MUTUAL FUNDS 561709445 1129111   49092      X                     X
MANNING & NAPIER FD WORLD OPPTYS A           MUTUAL FUNDS 563821545  163820   20125      X                     X
MAXIM INTEGRATED PRODS COM                   COMMON STOCK 57772K101  418118   12810      X                     X
MCDONALDS CORP COM                           COMMON STOCK 580135101 9807103   98376      X                     X
MERCK & CO INC NEW COM                       COMMON STOCK 58933Y105  654293   14803      X                     X
MFS SER TR X INTL DIVERS I                   MUTUAL FUNDS 55273G298  956227   63919      X                     X
MICROSOFT CORP COM                           COMMON STOCK 594918104 1931810   67534      X                     X
MONDELEZ INTL INC CL A                       COMMON STOCK 609207105 4947690  161610      X                     X
NATIONAL OILWELL VARCO COM                   COMMON STOCK 637071101  888478   12558      X                     X
NORTHERN TR CORP COM                         COMMON STOCK 665859104  217199    3981      X                     X
NOVARTIS A G SPONSORED ADR                   COMMON STOCK 66987V109  346583    4865      X                     X
OCCIDENTAL PETE CP DEL COM                   COMMON STOCK 674599105  297414    3795      X                     X
PEOPLES S&P MIDCAP INDEX FD DREYFS MCP IDX   MUTUAL FUNDS 712223106  856354   26140      X                     X
PEPSICO INC COM                              COMMON STOCK 713448108 6339796   80139      X                     X
PERRIGO CO COM                               COMMON STOCK 714290103 4988505   42012      X                     X
PFIZER INC COM                               COMMON STOCK 717081103 1328512   46033      X                     X
PIMCO FDS INCOM FD ADMIN                     MUTUAL FUNDS 72201F482  361820   28853      X                     X
PIONEER STRATEGIC INCM CL Y                  MUTUAL FUNDS 723884409  207776   18290      X                     X
PPG INDS INC COM                             COMMON STOCK 693506107  256897    1918      X                     X
PRAXAIR INC COM                              COMMON STOCK 74005P104 2118702   18995      X                     X
PRECISION CASTPARTS CP COM                   COMMON STOCK 740189105  463052    2442      X                     X
PRICE T ROWE GROUP INC COM                   COMMON STOCK 74144T108 4447203   59399      X                     X
PRICELINE COM INC COM NEW                    COMMON STOCK 741503403 2615016    3800      X                     X
PROCTER & GAMBLE CO COM                      COMMON STOCK 742718109 5463400   70898      X                     X
PUTNAM CONV INCM GRWTH CL Y                  MUTUAL FUNDS 746476407 1255748   57842      X                     X
PUTNAM FDS TR SPECTRM A SHAR                 MUTUAL FUNDS 74676P102  422283   14765      X                     X
QUALCOMM INC COM                             COMMON STOCK 747525103 6915170  103304      X                     X
RAYTHEON CO COM NEW                          COMMON STOCK 755111507  256383    4361      X                     X
ROPER INDS INC NEW COM                       COMMON STOCK 776696106 6228005   48920      X                     X
ROYAL DUTCH SHELL PLC SPONS ADR A            COMMON STOCK 780259206  306122    4698      X                     X
RUSSELL INVT CO RUS SHT DUR BD S             MUTUAL FUNDS 782493506  206902   10594      X                     X
SCHLUMBERGER LTD COM                         COMMON STOCK 806857108 6989109   93325      X                     X
SCHRODER SER TR EMRGMKT EQ ADV               MUTUAL FUNDS 808090740  578899   43363      X                     X
SCOTTS MIRACLE GRO CO                        COMMON STOCK 810186106 1210331   27991      X                     X

                                                                                       Investment Discretion   Voting Authority
                                             Security               Market             Sole       Shared Other Sole   Shared None
Security                                     Type         Cusip     Value     Quantity (A)        (B)    (C)   (A)    (B)    (C)
-------------------------------------------  ------------ --------- --------- -------- ---------- ------ ----- ------ ------ ----
SOCIEDAD QUIMICA MINER SPON ADR SER B        COMMON STOCK 833635105    268600    4844      X                     X
SOUTHWESTERN ENERGY CO COM                   COMMON STOCK 845467109   1470131   39456      X                     X
STANLEY BLACK & DECKER INC.                  COMMON STOCK 854502101    391895    4840      X                     X
STERICYCLE INC COM                           COMMON STOCK 858912108    598855    5640      X                     X
STRYKER CORP COM                             COMMON STOCK 863667101    287186    4402      X                     X
TARGET CORP COM                              COMMON STOCK 87612E106    472989    6910      X                     X
TEVA PHARMACEUTCL INDS ADR                   COMMON STOCK 881624209    449495   11328      X                     X
THE TRAVELERS COMPANIES INC.                 COMMON STOCK 89417E109    379444    4507      X                     X
THERMO FISHER SCIENTIFIC INC.                COMMON STOCK 883556102    207364    2711      X                     X
TJX COS INC NEW COM                          COMMON STOCK 872540109   8801389  188265      X                     X
TOLL BROTHERS INC COM                        COMMON STOCK 889478103   1347344   39350      X                     X
UNITED TECHNOLOGIES CP COM                   COMMON STOCK 913017109    757811    8111      X                     X
V F CORP COM                                 COMMON STOCK 918204108    352275    2100      X                     X
VALSPAR CORP COM                             COMMON STOCK 920355104    514185    8260      X                     X
VARIAN MED SYS INC COM                       COMMON STOCK 92220P105    366984    5097      X                     X
VERIZON COMMUNICATIONS COM                   COMMON STOCK 92343V104   8919005  181465      X                     X
VIACOM INC. (NEW) CLASS B                    COMMON STOCK 92553P201    229751    3737      X                     X
VISA INC.                                    COMMON STOCK 92826C839  10886574   64099      X                     X
WABTEC CORP COM                              COMMON STOCK 929740108   5863156   57420      X                     X
WAL MART STORES INC COM                      COMMON STOCK 931142103    299694    4005      X                     X
WATERS CORP COM                              COMMON STOCK 941848103    202000    2151      X                     X
WELLS FARGO & CO NEW COM                     COMMON STOCK 949746101   6808601  184066      X                     X
WHOLE FOODS MKT INC COM                      COMMON STOCK 966837106   1090447   12570      X                     X
                                                                    ---------
                                                                    321159881
                                                                    ---------
TOTAL PORTFOLIO                                                     321159881
                                                                    =========